IRS PENALTIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2011
Irs Penalties
Penalties	$ 90,000	$ 90,000	$ 20,000
Accrued tax penalties	$ 83,684	$ 70,000